Fair Valuation of Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2023
LFSP
Fair Valuation of Share-Based Compensation
Summary of assumptions used to in valuation of share-based awards

	Group
	June 30, 2023		June 30, 2022		June 30, 2021
Risk free interest rate	1.56%		1.56%		1.59%
Expected term	3.44	years	0.5	years	1.5	years
Expected volatility	60%		60%		60%
Dividend yield	0%		0%		0%
Grant value fair value per share	0.86		0.82		0.94
Share price	1.09		2.6		2.57
Aggregate intrinsic value of shares vested and not yet exercised (USD)	862,705		524,983		2,835,795

ESS
Fair Valuation of Share-Based Compensation
Summary of assumptions used to in valuation of share-based awards

June 30, 2023
Risk free interest rate	2.5%
Expected term	0
Dividend yield	0
Grant value fair value per share	6.15
Share price	1.09
Aggregate intrinsic value of shares vested and not yet exercised (USD)	—

LTIP
Fair Valuation of Share-Based Compensation
Summary of assumptions used to in valuation of share-based awards

	June 30, 2023	June 30, 2022
Risk free interest rate	4.27%	2.68%
Expected term	1.62	3
Expected volatility	80%	80%
Dividend yield	0	0
Grant value fair value per share	$2.08	$6.17
Share price	$1.09	$6.17
Aggregate intrinsic value of shares vested and not yet exercised (USD)	0	0

STIP
Fair Valuation of Share-Based Compensation
Summary of assumptions used to in valuation of share-based awards

June 30, 2023
Risk free interest rate	3.93%
Expected term	0
Expected volatility	80%
Dividend yield	0
Grant value fair value per share	1.08
Share price	1.09
Aggregate intrinsic value of shares vested and not yet exercised (USD)	1,860

ESPP
Fair Valuation of Share-Based Compensation
Schedule of assumptions used to in valuation of ESPP

June 30, 2023
Risk free interest rate	4.83%
Expected term	0.5
Expected volatility	40%
Dividend yield	0%
Grant value fair value per share	0.33
Share price	1.09
Aggregate intrinsic value of shares vested and not yet exercised (USD)	435,959